NATURE OF THE BUSINESS	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
NATURE OF THE BUSINESS	NATURE OF THE BUSINESS
Rogers Communications Inc. is Canada's communications, sports and entertainment company. Substantially all of our operations and sales are in Canada. RCI is incorporated in Canada and its registered office is located at 333 Bloor Street East, Toronto, Ontario, M4W 1G9. RCI's shares are publicly traded on the Toronto Stock Exchange (TSX: RCI.A and RCI.B) and on the New York Stock Exchange (NYSE: RCI).

We, us, our, Rogers, Rogers Communications, and the Company refer to Rogers Communications Inc. and its subsidiaries. RCI refers to the legal entity Rogers Communications Inc., not including its subsidiaries. Rogers also holds interests in various investments and ventures.

We report our results of operations in three reportable segments. Each segment and the nature of its business is as follows:

Segment	Principal activities
Wireless	Wireless telecommunications operations for Canadian consumers, businesses, the public sector, and wholesale providers.
Cable	Cable telecommunications operations, including Internet, television and other video (Video), Satellite, telephony (Home Phone), and home monitoring services for Canadian consumers and businesses, and network connectivity through our fibre network to support a range of voice, data, networking, hosting, and cloud-based services for the business, public sector, and carrier wholesale markets.
Media	A diversified portfolio of media properties, including sports media and entertainment, television and radio broadcasting, specialty channels, digital media, and sports team ownership.

During the year ended December 31, 2025, Wireless and Cable were operated by our wholly owned subsidiary, Rogers Communications Canada Inc. (RCCI), and certain other subsidiaries. Media was operated by our wholly owned subsidiary, Rogers Media Inc., its subsidiaries, and, following completion of the MLSE Transaction, MLSE (see note 3). Effective this year, Today's Shopping Choice (TSC) was transferred from the Media reportable segment to Corporate Items, consistent with changes to its management structure. Comparative results have been recast to reflect this change, with no impact on consolidated results.

See note 5 for more information about our reportable operating segments.

References in these financial statements to the Shaw Transaction are to our acquisition of Shaw Communications Inc. (Shaw) on April 3, 2023. For additional details regarding the Shaw Transaction, see note 3 to our 2024 Annual Audited Consolidated Financial Statements. References in these financial statements to the MLSE Transaction are to our acquisition of Bell's indirect 37.5% interest in Maple Leaf Sports & Entertainment Ltd. (MLSE) on July 1, 2025 (see note 3). References in these financial statements to the "network transaction" are to our sale of a non-controlling interest in Backhaul Network Services Inc. (BNSI), a Canadian subsidiary of Rogers that owns a minor part of our wireless network (see note 28).
BUSINESS SEASONALITY
Our operating results generally vary from quarter to quarter as a result of changes in general economic conditions and seasonal fluctuations, among other things, in each of our reportable segments. This means our results in one quarter are not necessarily indicative of how we will perform in a future quarter. Wireless, Cable, and Media each have unique seasonal aspects to, and certain other historical trends in, their businesses, which are described below. Fluctuations in net income from quarter to quarter can also be attributed to losses on the repayment of debt, other income and expenses, impairment of assets, restructuring, acquisition and other costs, and changes in income tax expense.

Wireless
Wireless operating results are influenced by the timing of our marketing and promotional expenditures and higher levels of subscriber additions, resulting in higher subscriber acquisition- and activation-related expenses, typically in the third and fourth quarters. The third and fourth quarters typically experience higher volumes of activity as a result of "back to school" and holiday season-related consumer behaviour. More aggressive promotional offers are often advertised during these periods. In contrast, we typically see lower subscriber-related activity in the first quarter of the year.

The launch of new products and services, including popular new wireless device models, can also affect the level of subscriber activity. Highly anticipated device launches typically occur in the spring and fall seasons of each year. Wireless roaming revenue is dependent on customer travel volumes and timing, which in turn are affected by the foreign exchange rate of the Canadian dollar and general economic conditions.

Cable
Cable operating results are affected by modest seasonal fluctuations, typically caused by:
•university and college students who live in temporary residences:
•moving out early in the second quarter and canceling their service; and
•students moving in late in the third quarter and signing up for cable service;
•individuals temporarily suspending wireline service for extended vacations or seasonal relocations;
•individuals temporarily activating satellite services for second or vacation homes during the second and third quarter;
•the timing of service pricing changes; and
•the concentrated marketing we generally conduct in our fourth quarter.

Cable results from our enterprise customers do not generally have any unique seasonal aspects.

Media
Seasonal fluctuations relate to:
•the timing of regular season and postseason games in the major sports leagues in which we operate (see below); and
•periods of increased consumer activity and their impact on advertising cycles, which tend to be most active in the fourth quarter due to holiday spending and slower in the first quarter.

We own and operate the following major sports teams:
•the Toronto Blue Jays (Major League Baseball or MLB), for which the regular season typically runs from late March to September and the postseason occurs in October;
•the Toronto Maple Leafs (National Hockey League or NHL), for which the regular season typically runs from October to early April and the playoffs occur from mid-April to mid-June;
•the Toronto Raptors (National Basketball Association or NBA), for which the regular season typically runs from mid-October to mid-April and the playoffs occur from mid-April to June;
•the Toronto Football Club (Major League Soccer or MLS), for which the regular season typically runs from mid-February to mid-October and the playoffs occur from mid-October to early December; and
•the Toronto Argonauts (Canadian Football League or CFL), for which the regular season typically runs from early June to late October and the playoffs occur in November.

Revenue recognized, and the related costs incurred, on game-related items (tickets, merchandise, and concessions, for example) and advertising is concentrated when games are played, with postseason games commanding a premium in advertising revenue and additional revenue from game-related items, if and when any of the teams play in their respective postseasons. We also have access to the broadcast rights for nationally broadcast NHL games and some or all of the broadcast rights for the Toronto Blue Jays, Toronto Maple Leafs, and Toronto Raptors home games. Programming and production costs for such broadcasts are expensed based on the number of games aired. Player payroll costs are expensed based on the number of games played by each team.

STATEMENT OF COMPLIANCE
We prepared our consolidated financial statements in accordance with International Financial Reporting Standards as issued by the International Accounting Standards Board (IASB). The Board of Directors (Board) authorized these consolidated financial statements for issue on March 6, 2026.